Share Capital - Schedule of Share Purchase Warrant Transactions (Details)	12 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares
Share Capital - Schedule of Share Purchase Warrant Transactions (Details) [Line Items]
Number of option, Balance | shares	2,279,980	1,327,001
Weighted average exercise price, Balance | $ / shares	$ 6.2	$ 6.02
Number of warrants, Warrants issued upon Adventus acquisition | shares	307,500	330,000
Weighted average exercise price, Options granted | $ / shares	$ 5.63	$ 4.41
Number of warrants, Warrants exercised | shares	(541,505)	(934,222)
Weighted average exercise price, Warrants exercised | $ / shares	$ 4.98	$ 3.85
Number of warrants, Warrants expired | shares	(465,000)	(171,186)
Weighted average exercise price, Warrants expired | $ / shares	$ 8.16	$ 9.17
Number of option, Balance | shares	809,274	2,279,980
Weighted average exercise price, Balance | $ / shares	$ 4.77	$ 6.2
Warrants [member]
Share Capital - Schedule of Share Purchase Warrant Transactions (Details) [Line Items]
Number of option, Balance | shares	1,370,249
Weighted average exercise price, Balance | $ / shares	$ 4.41
Number of warrants, Warrants issued upon Adventus acquisition | shares		2,787,020
Weighted average exercise price, Options granted | $ / shares		$ 5.46
Number of warrants, Warrants exercised | shares	(1,370,249)	(29,607)
Weighted average exercise price, Warrants exercised | $ / shares	$ 4.41	$ 6.47
Number of warrants, Warrants expired | shares		(1,387,164)
Weighted average exercise price, Warrants expired | $ / shares		$ 6.47
Number of option, Balance | shares		1,370,249
Weighted average exercise price, Balance | $ / shares		$ 4.41